Loans - Schedule of Modified TDRs (Detail) - Troubled Debt Restructurings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications
TDRs during period on accrual status	$ 46,300	$ 85,900	$ 34,500
TDRs during period on non-accrual status	24,200	136,500	22,500
Extended maturities	26,561	75,315	15,594
Interest rate adjustment	24	193	0
Maturity and interest rate adjustment	4,932	2,470	23,374
Movement to or extension of interest-rate only payments	4,161	27,931	241
Forbearance	7,226	76,819	122
Other concession(s)	27,555	39,708	17,710
TDRs during period	$ 70,459	$ 222,436	$ 57,041